Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	TSAKOS ENERGY NAVIGATION LTD
Entity Central Index Key	0001166663
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	95,078,607
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address Country	BM
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, par value $1.00 per share
Trading Symbol	TNP
Security Exchange Name	NYSE
Series C Preferred Shares
Entity Information [Line Items]
Title of 12(b) Security	Series C Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 per share
Trading Symbol	TNP.PRC
Security Exchange Name	NYSE
Series D Preferred Shares
Entity Information [Line Items]
Title of 12(b) Security	Series D Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 per share
Trading Symbol	TNP.PRD
Security Exchange Name	NYSE
Series E Preferred Shares
Entity Information [Line Items]
Title of 12(b) Security	Series E Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 per share
Trading Symbol	TNP.PRE
Security Exchange Name	NYSE
Series F Preferred Shares
Entity Information [Line Items]
Title of 12(b) Security	Series F Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Shares, par value $1.00 per share
Trading Symbol	TNP.PRF
Security Exchange Name	NYSE